Eaton Vance
California Municipal Bond Fund
June 30, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 141.4%
Security	Principal Amount (000's omitted)	Value
Education — 10.9%
California Educational Facilities Authority, (Loyola Marymount University):
Green Bonds, 5.00%, 10/1/43	$2,105	$ 2,197,367
Green Bonds, 5.00%, 10/1/48	3,000	3,110,580
California State University, 5.00%, 11/1/41(1)	9,550	9,982,520
University of California, 5.00%, 5/15/46(1)	12,050	12,551,159
		$ 27,841,626
Electric Utilities — 4.2%
Los Angeles Department of Water and Power, CA, Power System Revenue, 5.00%, 7/1/42(1)	$2,000	$ 2,123,220
Sacramento Municipal Utility District, CA:
Green Bonds, 5.00%, 8/15/50(1)	7,000	7,607,880
Green Bonds, 5.00%, 8/15/53	1,000	1,110,570
		$ 10,841,670
Escrowed/Prerefunded — 4.3%
California Health Facilities Financing Authority, (Sutter Health), Prerefunded to 11/15/26, 5.00%, 11/15/46(1)	$1,225	$ 1,312,538
Contra Costa Community College District, CA, (Election of 2006), Prerefunded to 8/1/23, 5.00%, 8/1/38(1)	9,750	9,763,065
		$ 11,075,603
General Obligations — 52.4%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$5,000	$ 4,972,750
Alisal Union School District, CA, (Election of 2016), 4.25%, 8/1/54	10,180	10,284,752
Alum Rock Union Elementary School District, CA, (Election of 2016), 5.25%, 8/1/47	1,100	1,205,996
Berryessa Union School District, CA, (Election of 2014), 5.00%, 8/1/40(1)	7,450	7,910,112
Brentwood Union School District, CA, (Election 2016), 5.25%, 8/1/52	4,250	4,723,748
Brisbane School District, CA, (Election of 2020), 3.00%, 8/1/49	1,760	1,365,918
California:
4.75%, 12/1/42	3,000	3,206,130
5.00%, 9/1/52(1)	10,000	11,078,100
Chaffey Joint Union High School District, CA, (Election of 2012):
4.00%, 8/1/49	35	34,461
4.00%, 8/1/49(1)	11,900	11,716,621
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Chino Valley Unified School District, CA, (Election of 2016), 5.00%, 8/1/55(1)	$10,000	$ 10,718,600
El Camino Community College District, CA, (Election of 2012), 5.00%, 8/1/48(1)	10,000	10,702,300
Fort Bragg Unified School District, CA, (Election of 2020):
4.00%, 8/1/42	1,350	1,334,759
4.125%, 8/1/47	1,000	996,390
La Canada Unified School District, CA, (Election of 2017), 5.75%, 8/1/50	1,465	1,743,540
Modesto High School District, CA, (Election of 2022), 4.00%, 8/1/52	7,500	7,452,825
Robla School District, CA, (Election of 2014), 3.00%, 8/1/53	500	381,920
San Diego Unified School District, CA, (Election of 2012), 5.00%, 7/1/47(1)	4,000	4,222,440
San Jose City, CA, 5.00%, 9/1/49(1)	10,000	10,743,700
San Jose-Evergreen Community College District, CA, (Election of 2016), 4.00%, 9/1/43	1,500	1,515,975
San Luis Obispo County Community College District, CA, (Election of 2014), 4.00%, 8/1/43	9,750	9,782,955
San Rafael City High School District, CA, (Election of 2022), 4.25%, 8/1/47	4,000	4,052,240
Sierra Joint Community College District, CA, (Election of 2018), 4.00%, 8/1/48	1,000	997,280
South Bay Union School District, CA, (Election of 2018), 4.00%, 8/1/47	3,000	2,932,410
Sweetwater Union High School District, CA, (Election of 2018), 5.00%, 8/1/52	5,000	5,410,250
Westminster School District, CA, (Election of 2016), 4.00%, 8/1/51	3,220	3,178,172
Yuba Community College District, CA, 4.00%, 8/1/47	1,000	993,030
		$ 133,657,374
Hospital — 14.7%
California Health Facilities Financing Authority, (Cedars-Sinai Health System), 4.00%, 8/15/48	$10,025	$ 9,857,282
California Health Facilities Financing Authority, (City of Hope):
5.00%, 11/15/32	2,130	2,130,532
5.00%, 11/15/35	3,040	3,040,213
California Health Facilities Financing Authority, (Kaiser Permanente), 4.00%, 11/1/44	5,000	4,931,300
California Health Facilities Financing Authority, (Lucile Salter Packard Children's Hospital at Stanford), 4.00%, 5/15/51	5,250	5,043,990

Eaton Vance
California Municipal Bond Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
California Health Facilities Financing Authority, (Sutter Health):
5.00%, 11/15/46	$4,485	$ 4,623,228
5.00%, 11/15/46(1)	1,775	1,829,705
California Public Finance Authority, (Sharp HealthCare):
5.00%, 8/1/47	4,445	4,631,912
5.00%, 8/1/47(1)	1,250	1,302,563
		$ 37,390,725
Housing — 5.8%
California Municipal Finance Authority, (Caritas), 4.00%, 8/15/51	$435	$ 375,505
California Statewide Communities Development Authority, (University of California, Irvine East Campus Apartments, Phase IV-A-CHF-Irvine, LLC), 5.00%, 5/15/47	5,000	5,064,400
CSCDA Community Improvement Authority, CA, (Pasadena Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 12/1/56(2)	2,680	1,784,773
Independent Cities Finance Authority, CA, (Augusta Communities Mobile Home Park Pool), 5.25%, 5/15/56	4,510	4,691,122
Independent Cities Finance Authority, CA, (Castle Mobile Estates), 3.00%, 5/15/56	1,130	798,277
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park):
3.00%, 9/15/46	925	714,257
3.00%, 9/15/56	1,980	1,388,653
		$ 14,816,987
Insured - Electric Utilities — 2.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,740	$ 3,696,392
Sacramento Municipal Utility District, CA, (AMBAC), (BHAC), 5.25%, 7/1/24	2,100	2,124,717
		$ 5,821,109
Insured - General Obligations — 13.8%
Bakersfield City School District, CA, (Election of 2016), (BAM), 3.00%, 11/1/51	$1,500	$ 1,157,910
Bellevue Union School District, CA, (Election of 2020), (AGM), 3.125%, 8/1/44	400	331,180
Center Joint Unified School District, CA, (Election of 2008), (BAM), 3.00%, 8/1/46	1,000	791,290
Coalinga-Huron Joint Unified School District, CA, (Election of 2022):
(BAM), 5.00%, 8/1/48	1,000	1,086,770
(BAM), 5.25%, 8/1/53	2,750	3,025,413
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Coalinga-Huron Recreation and Park District, CA, (Election of 2016), (BAM), 3.00%, 8/1/50	$750	$ 572,513
El Monte City School District, CA, (Election of 2014), (BAM), 4.00%, 8/1/47	1,000	993,030
Fair Oaks Recreation and Park District, CA, (Election of 2018), (BAM), 5.75%, 8/1/51	1,700	1,945,140
McFarland Unified School District, CA, (Election of 2020):
(BAM), 3.00%, 11/1/49	750	574,800
(BAM), 4.50%, 11/1/52	4,500	4,620,870
Moreno Valley Unified School District, CA, (Election of 2014), (AGM), 4.125%, 8/1/50	3,750	3,768,637
Oxnard School District, CA, (Election of 2022), (BAM), 4.125%, 8/1/50	2,000	2,007,560
Pittsburg Unified School District, CA, (Election of 2018), (AGM), 4.25%, 8/1/49	750	745,208
San Mateo County Community College District, CA:
(NPFG), 0.00%, 9/1/23	4,365	4,343,742
(NPFG), 0.00%, 9/1/25	3,955	3,703,620
Ukiah Unified School District, CA, (Election of 2020), (AGM), 5.50%, 8/1/53	5,000	5,565,800
		$ 35,233,483
Insured - Hospital — 1.8%
California Health Facilities Financing Authority, (Adventist Health System), (AGM), 4.00%, 3/1/39	$4,550	$ 4,432,747
California Statewide Communities Development Authority, (Enloe Medical Center), (AGM), 5.25%, 8/15/52	160	170,528
		$ 4,603,275
Insured - Transportation — 1.2%
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/27	$3,520	$ 3,088,518
		$ 3,088,518
Insured - Water and Sewer — 2.2%
Mountain House Public Financing Authority, CA, Green Bonds, (BAM), 4.25%, 12/1/52	$1,750	$ 1,743,350
Pittsburg Public Financing Authority, CA, Water Revenue, (AGM), 5.00%, 8/1/52	3,630	3,939,385
		$ 5,682,735
Lease Revenue/Certificates of Participation — 1.2%
California Public Works Board, 5.00%, 11/1/38	$3,045	$ 3,059,494
		$ 3,059,494

Eaton Vance
California Municipal Bond Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue — 0.8%
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	$1,000	$ 1,043,930
Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/51	855	891,278
		$ 1,935,208
Senior Living/Life Care — 0.9%
California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/49	$2,050	$ 1,847,214
California Public Finance Authority, (Enso Village):
Green Bonds, 2.375%, 11/15/28(2)	105	100,711
Green Bonds, 5.00%, 11/15/46(2)	450	406,350
		$ 2,354,275
Special Tax Revenue — 10.3%
Jurupa Public Financing Authority, CA:
5.00%, 9/1/30	$625	$ 638,250
5.00%, 9/1/32	625	637,394
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/42(1)	10,250	10,924,860
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	3,645	3,562,477
San Bernardino County Transportation Authority, CA, Sales Tax Revenue, 5.25%, 3/1/40(1)	10,375	10,513,402
		$ 26,276,383
Transportation — 7.4%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 4.125%, 4/1/54	$3,000	$ 2,995,890
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/45	5,000	5,183,000
San Francisco Municipal Transportation Agency, CA, Green Bonds, 5.00%, 3/1/51(1)	10,000	10,659,300
		$ 18,838,190
Water and Sewer — 7.2%
Eastern Municipal Water District Financing Authority, CA, 5.25%, 7/1/42(1)	$9,000	$ 9,707,580
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Los Angeles, CA, Wastewater System Revenue, 5.00%, 6/1/43(1)	$7,500	$ 7,505,700
Santa Clara Valley Water District, CA, Green Bonds, 5.00%, 8/1/49	1,100	1,221,264
		$ 18,434,544
Total Tax-Exempt Municipal Obligations (identified cost $361,371,261)		$ 360,951,199

Taxable Municipal Obligations — 5.6%
Security	Principal Amount (000's omitted)	Value
Education — 0.5%
California Municipal Finance Authority, (Albert Einstein Academies), 3.75%, 8/1/31(2)	$1,415	$ 1,207,321
		$ 1,207,321
General Obligations — 1.9%
Monterey Peninsula Community College District, CA, (Election of 2020):
2.861%, 8/1/46	$1,000	$ 691,080
2.951%, 8/1/51	1,400	932,820
Ohlone Community College District, CA, 2.443%, 8/1/35	535	421,350
Robla School District, CA, 2.602%, 8/1/40	615	441,594
Santa Maria-Bonita School District, CA, 3.071%, 8/1/39	2,000	1,587,560
Tustin Unified School District, CA, 2.649%, 8/1/42	1,125	777,094
		$ 4,851,498
Housing — 0.3%
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park), 4.50%, 9/15/56	$990	$ 803,494
		$ 803,494
Insured - General Obligations — 1.7%
Palmdale School District, CA, (AGM), 2.948%, 8/1/47	$5,000	$ 3,497,100
Sanger Unified School District, CA, (BAM), 2.834%, 8/1/44	1,250	865,375
		$ 4,362,475
Other Revenue — 1.2%
Central Marin Police Authority, CA, 3.101%, 2/1/41	$1,000	$ 769,870

Eaton Vance
California Municipal Bond Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Corte Madera, CA, Pension Obligation Bonds, 3.257%, 6/1/45	$940	$ 691,915
National City, CA, Pension Obligation Bonds, 3.423%, 11/1/42	2,000	1,532,940
		$ 2,994,725
Total Taxable Municipal Obligations (identified cost $19,225,379)		$ 14,219,513

Trust Units — 0.4%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.4%
HTA TRRB 2005L-745190UR7 Assured Custodial Trust, 5.25%, 7/1/41	$1,000	$ 1,009,760
Total Trust Units (identified cost $994,570)		$ 1,009,760
Total Investments — 147.4% (identified cost $381,591,210)		$ 376,180,472
Other Assets, Less Liabilities — (47.4)%		$(120,976,452)
Net Assets — 100.0%		$ 255,204,020
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2023, the aggregate value of these securities is $3,499,155 or 1.4% of the Fund's net assets.
The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2023, 15.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 5.2% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
NPFG	– National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at June 30, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
California Municipal Bond Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$360,951,199	$ —	$360,951,199
Taxable Municipal Obligations	—	14,219,513	—	14,219,513
Trust Units	—	1,009,760	—	1,009,760
Total Investments	$ —	$376,180,472	$ —	$376,180,472
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.